SIGNIFICANT ACCOUNTING POLICIES (Details) - Changes in Shares - USD ($)	6 Months Ended	9 Months Ended
	Jul. 31, 2015	Jan. 31, 2015	May. 06, 2014	May. 05, 2014
Changes in Shares [Abstract]
Shares, beginning of period at May 6, 2014	5,762,437	5,152,630	100,000	100,000
Shares, beginning of period at May 6, 2014	$ 72,962,117	$ 66,087,586	$ 1,306,250	$ 1,306,250
Shares issued	910,511	5,112,551
Shares issued	$ 10,491,166	$ 65,559,010
Shares redeemed	(300,704)	(59,921)
Shares redeemed	$ (3,616,635)	$ (777,674)
Net increase		5,152,630
Net increase		$ 66,087,586